Financial Assets and Liabilities - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,014	$ 1,757
Equity securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	$ 1,014	$ 1,757